Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($) Customer	Mar. 31, 2020 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	2
Revenue	$ 235,190	$ 210,403
Adjusted EBITDA	$ 166,772	$ 162,409
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	1
Revenue	$ 166,691	$ 150,793
Adjusted EBITDA	$ 115,678	$ 113,491
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 28,408	$ 26,403
Adjusted EBITDA	22,318	23,540
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	26,614	26,608
Adjusted EBITDA	21,203	21,538
Water [Member]
Financial information by segment [Abstract]
Revenue	13,477	6,599
Adjusted EBITDA	7,573	3,840
North America [Member]
Financial information by segment [Abstract]
Revenue	60,585	59,283
Adjusted EBITDA	39,244	51,176
South America [Member]
Financial information by segment [Abstract]
Revenue	38,308	35,654
Adjusted EBITDA	29,943	28,422
EMEA [Member]
Financial information by segment [Abstract]
Revenue	136,297	115,466
Adjusted EBITDA	$ 97,585	$ 82,811